December 28, 2004



VIA  EDGAR  AND  FEDERAL  EXPRESS
---------------------------------

Susan  Guerrier
Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  DC  20549-0305
                                   Re:  Pegasus  Air  Group,  Inc.
                                        File  No.  333-118862
                                        Comment  Letter  Dated December 21, 2004
                                        ----------------------------------------
Dear  Mrs.  Guerrier:

We received your above referenced comment letter in regards to Pegasus Air Group, Inc.'s registration statement filed on Form SB-2 Amendment No. 2 with the Commission on December 10, 2004, and are providing you and your staff with the following supplemental information and modifications, inclusive herein and in our Form SB-2 Amendment No. 3 we are concurrently filing via the Edgar system:

COMMENT  NUMBER
---------------

1. We have added language summarizing the circumstances the warrants, if issued, would be redeemable. See pages 5 and 8.

2. We have included language to further clarify that all underlying warrants would have to be sold in order for the total issued and outstanding shares to be 30,000,000 shares. See page 9.

3. We have added disclosure that as of September 30, 2004 $2,000 has been advanced to Pegasus via a promissory note. See page 14.

4.     We  have  corrected  the  date  type on the Exhibits reference.  See page
II-19.

5. We have added the title "Principal Accounting Officer" to Mr. Boyer's signature line. See page II-20.

6. Mr. McCarley, Esq. has revised his legal opinion letter to more clearly identify all of the shares of common stock and unit components. See Exhibit 5.1

7. Mr. McCarley's legal opinion has been clarified that it extends to all shares of common stock being issued, including those that are part of the units and underlying warrants. See Exhibit 5.1

8. Mr. McCarley has included language regarding binding obligations under Nevada law. See Exhibit 5.1

9.     A  currently  dated  consent  letter  is  included.  See  Exhibit  23.1.


ADDITIONAL  COMMENTS
--------------------


We have included three marked copies of our Form SB-2 Amendment No. 3 for your convenience and to help expedite your review process. We are prepared to quickly make any additional changes or modifications you and your staff may see fit in order to complete this process as quickly and effortlessly as possible for everyone involved.

Any questions or requests for additional materials may be directed to myself or Scott Sitra at Stag Financial Group at (813) 932-6828.


                                   Very  truly  yours,


                                   /s/ Andrew L. Jones
                                   Andrew L. Jones
                                   President and Chief Executive Officer